UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2015 to June 30, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK
Belgium — 0.7%
KBC Groep NV	9,264	$619

Brazil — 0.5%
Banco do Brasil SA	12,800	99
JBS SA	40,400	213
Light SA	9,800	54
Porto Seguro SA	4,900	65

		431

Canada — 2.2%
Baytex Energy Corp.	54,863	854
Imperial Oil Ltd.	29,330	1,133

		1,987

China — 5.1%
Bank of China Ltd., Class H	843,000	548
Bank of Communications Co. Ltd., Class H	3,000	3
Belle International Holdings Ltd.	93,000	107
Changyou.com Ltd. ADR[1]	2,200	66
China CITIC Bank Corp. Ltd., Class H	1,000	1
China Communications Construction Co. Ltd., Class H	165,000	247
China Construction Bank Corp., Class H	186,000	170
China Everbright Bank Co. Ltd., Class H	332,000	199
China Hongqiao Group Ltd.	157,500	148
China Lumena New Materials Corp.[1,2,3]	196,000	—
China Mobile Ltd. ADR	6,300	404
China Petroleum & Chemical Corp., Class H	492,000	425
China Railway Construction Corp. Ltd., Class H	78,000	120
China Railway Group Ltd., Class H	76,000	82
China Southern Airlines Co. Ltd., Class H	106,000	125
Datang International Power Generation Co. Ltd., Class H	100,000	51
Dongfeng Motor Group Co. Ltd., Class H	36,000	48
Great Wall Motor Co. Ltd., Class H4	25,500	123
Guangzhou R&F Properties Co. Ltd., Class H	102,800	126
Huabao International Holdings Ltd.	77,000	46
Industrial & Commercial Bank of China, Class H	162,000	129
JA Solar Holdings Co. Ltd. ADR[1]	7,800	67
Jiangnan Group Ltd.	310,000	89
KWG Property Holding Ltd.	114,500	97
NetEase Inc. ADR	300	44
PetroChina Co. Ltd., Class H	78,000	87
PICC Property & Casualty Co. Ltd., Class H	8,000	18

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

China — (continued)
Poly Property Group Co. Ltd.	81,000	$39
Shenzhen Investment Ltd.	272,000	133
Shimao Property Holdings Ltd.	500	1
Sihuan Pharmaceutical Holdings Group Ltd.[2,4]	247,000	93
Skyworth Digital Holdings Ltd.	220,000	196
Tencent Holdings Ltd.	19,500	389
WuXi PharmaTech Cayman Inc. ADR[1]	2,200	93
Zhejiang Expressway Co. Ltd., Class H	98,000	136

		4,650

France — 12.7%
AXA SA	24,895	628
BNP Paribas	25,601	1,546
GDF Suez	69,988	1,298
Legrand SA	26,384	1,481
Sanofi-Aventis SA	21,245	2,090
Schneider Electric SE	22,444	1,550
Technip SA	19,811	1,226
Total SA	36,077	1,752

		11,571

Germany — 5.4%
Bayer AG	9,470	1,325
Daimler AG	9,790	891
Linde AG	9,033	1,711
SAP SE	14,526	1,014

		4,941

India — 1.2%
Dr Reddy’s Laboratories Ltd. ADR	8,300	459
ICICI Bank Ltd. ADR	36,000	375
Infosys Ltd. ADR	5,600	89
Tata Motors Ltd. ADR	5,800	200

		1,123

Indonesia — 0.3%
Adhi Karya Persero Tbk PT	277,400	42
Bank Negara Indonesia Persero Tbk PT	235,600	94
Bank Rakyat Indonesia Persero Tbk PT	31,200	24
Indofood Sukses Makmur Tbk PT	168,300	83
Kalbe Farma Tbk PT	236,400	30

		273

Ireland — 0.5%
Ryanair Holdings PLC ADR	6,900	492

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Japan — 13.7%
East Japan Railway Co.	16,300	$1,466
Hitachi Ltd.	276,000	1,820
JGC Corp.	42,000	793
KDDI Corp.	108,900	2,629
Komatsu Ltd.	57,900	1,162
Nikon Corp.	86,600	1,002
Shin-Etsu Chemical Co. Ltd.	13,400	832
Sumitomo Mitsui Financial Group Inc.	24,400	1,088
Toyota Motor Corp.	25,000	1,676

		12,468

Malaysia — 0.1%
Tenaga Nasional BHD	8,600	29
UMW Holdings Bhd	35,100	94

		123

Mexico — 0.2%
Alfa SAB de CV, Class A	32,800	63
Grupo Financiero Santander Mexico SAB de CV, Class B	12,400	23
Kimberly-Clark de Mexico SAB de CV, Class A	22,600	49
Mexico Real Estate Management SA de CV5	600	—

		135

Netherlands — 6.9%
Akzo Nobel NV	36,583	2,662
PostNL NV1	132,849	590
Relx NV	97,043	2,302
Unilever NV	17,982	749

		6,303

Philippines — 0.1%
Megaworld Corp.	317,000	34
Universal Robina Corp.	22,830	98

		132

Poland — 0.6%
PGE Polska Grupa Energetyczna SA	34,014	167
Polski Koncern Naftowy Orlen SA	3,656	72
Powszechny Zaklad Ubezpieczen SA	1,883	217
Tauron Polska Energia SA	52,737	61

		517

Russia — 0.8%
Gazprom OAO ADR	38,880	200
LUKOIL OAO ADR	5,185	228
PhosAgro OAO GDR	3,924	48
Sberbank of Russia ADR	2,159	11

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Russia — (continued)
Surgutneftegas OAO ADR	33,851	$200
Tatneft ADR	1,645	53

		740

South Africa — 1.0%
Barloworld Ltd.	129	1
FirstRand Ltd.	50,224	220
Imperial Holdings Ltd.	952	15
Liberty Holdings Ltd.	2,699	32
MMI Holdings Ltd.	67,544	168
Redefine Properties Ltd.[5]	39,274	33
Sanlam Ltd.	27,365	149
Sasol Ltd.	56	2
Sibanye Gold Ltd.	50,433	81
Steinhoff International Holdings Ltd.	27,974	177
Vodacom Group Ltd.	3,281	37

		915

South Korea — 3.0%
Amorepacific Corp.	465	174
BNK Financial Group Inc.	4,134	53
CJ Corp.	178	47
Daesang Corp.	1,206	39
Hanwha Corp.	1,884	80
Heung-A Shipping Co. Ltd., Class A	20,051	50
Hyosung Corp.	1,002	129
Hyundai Marine & Fire Insurance Co. Ltd.	1,775	47
Kia Motors Corp.	3,453	140
Korea Electric Power Corp.	7,576	311
Korea Gas Corp.	10	—
Korean Air Lines Co. Ltd.[1]	1,136	41
KT&G Corp.	2,550	217
LG Display Co. Ltd.	7,684	178
Poongsan Corp.	1,311	30
Samsung Electronics Co. Ltd.	654	744
Seah Besteel Corp.	20	1
SK Holdings Co. Ltd.	3	1
SK Hynix Inc.	7,699	292
SK Telecom Co. Ltd. ADR	4,400	109
Tovis Co. Ltd.	4,682	53
Woori Bank	2,561	22

		2,758

Spain — 1.3%
CaixaBank SA	144,660	670

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Spain — (continued)
Tecnicas Reunidas SA	10,196	$524

		1,194

Switzerland — 11.3%
Aryzta AG1	15,639	771
Cie Financiere Richemont SA	8,115	660
Clariant AG1	42,137	864
Credit Suisse Group AG	28,417	781
Givaudan SA	211	365
Novartis AG	19,313	1,903
Roche Holding AG	5,592	1,567
UBS Group AG1	94,135	1,997
Zurich Insurance Group AG	4,710	1,434

		10,342

Taiwan — 2.7%
Chicony Electronics Co. Ltd.	31,000	83
Chong Hong Construction Co. Ltd.	14,000	32
Compal Electronics Inc.	131,000	100
Coretronic Corp.	59,000	72
Fubon Financial Holding Co. Ltd.	70,000	139
HON HAI Precision Industry Co. Ltd.	132,000	415
Innolux Corp.	302,000	158
Inventec Corp.	96,000	66
Lite-On Technology Corp.	67,000	79
MediaTek Inc.	6,000	82
Pegatron Corp.	112,000	328
Pou Chen Corp.	54,000	77
Powertech Technology Inc.	30,000	65
President Chain Store Corp.	6,000	42
Ruentex Development Co. Ltd.	60,000	95
Taiwan Cement Corp.	21,000	26
Taiwan PCB Techvest Co. Ltd.	59,000	83
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,400	327
Wan Hai Lines Ltd.	77,000	61
Wistron Corp.	46,000	35
WPG Holdings Ltd.	104,000	130

		2,495

Thailand — 0.8%
Bangchak Petroleum	80,900	84
Bangkok Dusit Medical Services	308,700	180
Bangkok Expressway	78,200	91
PTT	26,000	276
PTT Global Chemical PCL	200	—

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Thailand — (continued)
Sansiri	775,300	$41
Thai Airways International	58,400	23
Thanachart Capital	52,400	52

		747

Turkey — 0.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS5	96,542	99
Eregli Demir ve Celik Fabrikalari TAS	65,027	105
Ford Otomotiv Sanayi AS	2,985	40
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	76,601	45
TAV Havalimanlari Holding AS	10,739	91
Tupras Turkiye Petrol Rafinerileri AS	28	1
Turk Hava Yollari AO1	453	2
Turk Traktor ve Ziraat Makineleri AS	1,971	51

		434

United Arab Emirates — 0.1%
Dubai Islamic Bank PJSC	20,446	38
Emaar Properties PJSC	28,280	61

		99

United Kingdom — 20.2%
Aviva PLC	234,302	1,813
Balfour Beatty PLC	163,630	622
Barclays PLC	427,389	1,749
British American Tobacco PLC	41,043	2,202
Carnival PLC	30,575	1,561
GlaxoSmithKline PLC	83,760	1,741
HSBC Holdings PLC	216,400	1,959
International Consolidated Airlines Group SA1	147,432	1,146
Kingfisher PLC	80,498	439
Lloyds Banking Group PLC	1,216,362	1,629
Michael Page International PLC	61,016	523
SSE PLC	69,793	1,684
Vodafone Group PLC	383,218	1,384

		18,452

Total Common Stock
(Cost $80,657) — 91.9%		83,941

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value
PREFERRED STOCK
Germany — 2.0%
Volkswagen AG	7,693	$1,784

Total Preferred Stock
(Cost $1,909) — 2.0%		1,784

EXCHANGE TRADED FUNDS
iShares MSCI Emerging Markets ETF	9,700	384
Vanguard FTSE Emerging Markets ETF	14,700	601
WisdomTree India Earnings Fund	8,800	191

Total Exchange Traded Funds
(Cost $1,188) — 1.3%		1,176

PREFERENCE STOCK
Brazil — 0.8%
Bradespar SA	13,800	47
Cia Energetica de Sao Paulo	8,700	55
Cia Paranaense de Energia	8,000	89
Itausa — Investimentos Itau SA	74,030	212
Petroleo Brasileiro SA, Class A ADR[1]	33,100	270
Vale SA, Class B ADR	4,600	23

		696

South Korea — 0.0%
LG Chemical Ltd.	264	45

Total Preference Stock
(Cost $803) — 0.8%		741

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040% **	3,683,213	3,683

Total Short-Term Investment
(Cost $3,683) — 4.0%		3,683

Total Investments — 100.0%
(Cost $88,240) ‡		91,325

Liabilities in Excess of Other Assets — 0.0%		(6)

Net Assets — 100.0%		$91,319

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2015.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of June 30, 2015 was $93 and represented 0.1% of net assets.
3	Security is fair valued at zero due to company’s insolvency.

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2015 (Unaudited)

4	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of June 30, 2015 was $215 and represented 0.2% of net assets.
5	Real Estate Investment Trust.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FTSE	Financial Times London Stock Exchange
GDR	Global Depositary Receipt

‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $88,240 and the unrealized appreciation and depreciation were $6,647 and ($3,562), respectively.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2015:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3† (000)	Total (000)
Common Stock
Belgium	$619	$—	$—	$619
Brazil	431	—	—	431
Canada	1,987	—	—	1,987
China	4,434	—	216	4,650
France	11,571	—	—	11,571
Germany	4,941	—	—	4,941
India	1,123	—	—	1,123
Indonesia	273	—	—	273
Ireland	492	—	—	492
Japan	12,468	—	—	12,468
Malaysia	123	—	—	123
Mexico	135	—	—	135
Netherlands	6,303	—	—	6,303
Philippines	132	—	—	132
Poland	517	—	—	517
Russia	740	—	—	740
South Africa	915	—	—	915
South Korea	2,758	—	—	2,758
Spain	1,194	—	—	1,194
Switzerland	10,342	—	—	10,342
Taiwan	2,495	—	—	2,495
Thailand	747	—	—	747
Turkey	434	—	—	434
United Arab Emirates	99	—	—	99
United Kingdom	18,452	—	—	18,452

Total Common Stock	83,725	—	216	83,941
Preferred Stock
Germany	1,784	—	—	1,784

Exchange Traded Funds	1,176	—	—	1,176

Preference Stock
Brazil	696	—	—	696
South Korea	45	—	—	45

Total Preference Stock	686	—	—	741

Total Short-Term Investment	3,683	—	—	3,683

Total Investments in Securities	$91,109	$—	$216	$91,325

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2015 (Unaudited)

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. For the quarter ended June 30, 2015, other than the foregoing, there were no transfers between Level 1 and Level 2 investments in securities.

For the quarter ended June 30, 2015, there was one security transferred into Level 3 because trading in its shares was suspended.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-1200

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 28, 2015

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 28, 2015